Investment Objectives and Goals	Oct. 09, 2026
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January | Calamos Bitcoin 80 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July | Calamos Bitcoin 80 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October | Calamos Bitcoin 80 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October